Cover	Aug. 10, 2026
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 10, 2026
Entity File Number	000-25553
Entity Registrant Name	INVECH HOLDINGS, INC.
Entity Central Index Key	0001009919
Entity Tax Identification Number	41-4348617
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	7963 Broadwing Drive
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89084
City Area Code	725
Local Phone Number	200-0178
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Trading Symbol	IVHI
Title of 12(g) Security	Common Stock
Entity Emerging Growth Company	false
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	1603 Capitol Ave
Entity Address, Address Line Two	Suite 413 PMB 1777
Entity Address, City or Town	Cheyenne
Entity Address, State or Province	WY
Entity Address, Postal Zip Code	82001